Trade and Other Receivables, Prepayments and Contract Assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade and Other Receivables, Prepayments and Contract Assets
17.	Trade and other receivables, Prepayments and contract assets

	2020	2019
	$’000	$’000
Trade receivables (Note 6)	4,674	3,016
Other receivables	8,914	9,826
Prepayments	6,463	4,846
Contract assets	2,378	1,541
VAT (payable) receivable	(63)	3,875

	22,366	23,104

The Group has assessed its expected credit loss estimate, in line with the requirements of IFRS 9, by taking into consideration historical credit loss experience and financial factors specific to the debtors and general economic conditions. As part of this assessment, the Group has performed a recoverability assessment of its outstanding trade and other receivables at the reporting date and concluded that the expected credit loss as of December 31, 2020 is immaterial (2019: $0).
The table below shows significant changes in contract assets:

	2020	2019
	$’000	$’000
Balance, beginning of year	1,541	750
Revenues recognized but not billed	1,511	765
Amounts reclassified to trade receivable	(674)	26

Balance, end of year	2,378	1,541